SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	23-2003332
Plan number	002
Participant Contributions transferred late to the Plan Contributions not Corrected	$ 0
Participant Contributions transferred late to the Plan Contributions Corrected Outside VFCP	15,279	[1]
Participant Contributions transferred late to the Plan Contributions Pending Correction in VFCP	0	[1]
Participant Contributions transferred late to the Plan Contributions Total Fully Corrected Under VFCP	$ 0	[2]

[1]	Voluntary Fiduciary Correction Program
[2]	Prohibited Transaction Exemption 2002-51